TAXATION (Schedule of Movement of Valuation Allowance) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
TAXATION
Balance at the beginning of year	¥ (260,850)	$ (39,977)	¥ (217,076)
Change of valuation allowance in the current year	3,271	501	(43,774)
Balance at the end of year	¥ (257,579)	$ (39,476)	¥ (260,850)